INVESTMENTS	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
INVESTMENTS
NOTE 16 - INVESTMENTS
16.1 - Business Combination
16.1.1 - Eletronet
In April 2025, after all conditions precedent set out in the agreement between the parties had been fulfilled, the Company completed the acquisition of 51% of the share capital of Eletronet S.A., thereby increasing its ownership interest to 100%. As a result, AXIA Energia obtained control of Eletronet. The Company previously held a 49% interest in this investee prior to obtaining control, characterizing a business combination achieved in stages.
Eletronet is a privately held corporation operating in the telecommunications sector, providing high‑capacity data transport infrastructure and services. Its operations include the transmission of information signals, as well as the provision of IP transit services and high‑speed circuits.
Upon acquisition of control, Eletronet’s assets and liabilities measured at fair value and incorporated into AXIA Energia’s consolidated balance sheet on the acquisition date were as follows:

Fair Value
Cash and cash equivalents	8,432
Trade receivables	25,550
Taxes recoverable	25,806
Other assets	7,831
Deferred taxes	10,676
Property, plant and equipment, Intangible assets, Right‑of‑use assets	659,260
Intangible asset – Concession right	452,938
Total assets	1,190,493

Loans, financing and debentures	21,540
Trade payables	66,855
Payroll, social security and labor obligations	4,680
Taxes payable	8,817
Deferred taxes	44,466
Lease liabilities	250,175
Other liabilities	148,728
Total liabilities	545,261

(a) Net assets	645,232
(b) Consideration transferred	329,068
(c) Fair value of the previously held equity interest	316,164
(a) = (b) + (c)	—
The Company is not subject to contingent consideration arrangements and does not have rights to indemnification that could affect the purchase price.
The fair value of net assets acquired was determined using the Income Approach, based on discounted future cash flows, applying the following key assumptions:
a.Projected revenue;
b.Remaining useful life of intangible assets; and
c.Discount rate.
Upon obtaining control, Eletronet’s assets and liabilities measured at fair value were incorporated into AXIA Energia’s consolidated balance sheet. Based on the valuation, R$452,938 was allocated to an intangible asset related to the right‑of‑use assignment, and R$71,776 was allocated to property, plant and equipment.
On the acquisition date, the consideration transferred for the 51% interest acquired totaled R$329,068. The previously held 49% interest was remeasured at the fair value of the net assets acquired, as required by IFRS 3 on business combinations. The remeasurement effect of R$257,109 was recognized in profit or loss under “acquisitions and divestments results”.
As of December 31, 2025, the Company’s consolidated statement of profit or loss includes Eletronet’s net operating revenue of R$146,664 from May through December 2025, and net income of R$131,535 for the same period.
Had Eletronet’s results been consolidated from January 1, 2025, net revenue would have increased by R$69,105 and net income would have decreased by R$16,019. This estimate was obtained by aggregating the values of the acquired assets and does not reflect the amounts actually consolidated during the year. (The information presented in this paragraph has not been audited by the independent auditors.)
16.1.2 - Asset swap transaction with Companhia Paranaense de Energia – COPEL
In May 2025, the Company, together with its subsidiary AXIA Energia Sul, completed the asset swap transaction with COPEL.
AXIA Energia transferred its 49.90% minority interest in Mata de Santa Genebra Transmissão S.A. (“MSG”) and its 49.00% minority interest in the Mauá Hydroelectric Plant (“UHE Mauá”) to COPEL. In exchange, the Company received the Colíder Hydroelectric Plant (“UHE Colíder”) and a financial compensation of R$196,609.

Outflows	Fair value
Mata de Santa Genebra - AXIA Energia	503,129
Usina Hidrelétrica Mauá - AXIA Energia Sul	813,090
1,316,219

Inflows	Fair value
Cash – AXIA Energia	196,609
UHE Colíder - AXIA Energia	1,142,702
1,339,311

(=) Gain on bargain purchase	23,092
All interests involved in the transaction were measured at fair value on the date control was effectively transferred, and the assets and liabilities of UHE Colíder were incorporated into the Company’s balance sheet, as detailed below:

Fair value
Property, plant and equipment	1,616,372
Intangible assets	19,369
Total assets	1,635,741
Loans, financing and debentures	459,521
Trade payables	427
Other liabilities	33,091
Total liabilities	493,039

Net assets	1,142,702
The fair value of the consideration transferred was determined using the Income Approach, based on discounted future cash flows, applying the following key assumptions:
a.Concession terms;
b.Projected revenue;
c.Discount rate.
The Company recognized a gain of R$157,840 in profit or loss, composed of a loss of R$131,870 related to the disposal of MSG and a gain of R$289,710 related to the disposal of UHE Mauá, reflecting the difference between the fair values and the carrying amounts of the assets disposed of.
The agreement with COPEL provides for a payment of R$17,200 per day should the concession term of UHE Colíder be extended as a result of proceedings related to the delay in the start of commercial operation. The Company assessed the likelihood of success in obtaining such an extension as remote.
The Company is required to indemnify COPEL for any losses arising from judicial disputes related to MSG and UHE Mauá, associated with the interests previously held, up to a limit of R$250,000. In return, the Company is entitled to indemnification for losses associated with UHE Colíder arising prior to the transaction closing date, also limited to the same amount.
As of December 31, 2025, the Company’s consolidated statement of profit or loss includes net operating revenue of R$227,552 from June through December 2025, and net income of R$45,098 for the same period.
Had the acquisition of UHE Colíder occurred on January 1, 2025, consolidated net revenue would have increased by R$116,987 and consolidated net income would have increased by R$35,711. This revenue estimate was obtained by aggregating the values of the acquired asset and does not reflect the actual consolidated amounts for the year. (The information presented in this paragraph has not been audited by the independent auditors.)
16.1.2.1 - UHE Colíder
On May 30, 2025, the Company assumed the concession for the Colíder Hydroelectric Plant (UHE Colíder), a 300 MW facility located on the Teles Pires River, in the state of Mato Grosso. The plant previously belonged to Companhia Paranaense de Energia (COPEL), which remains temporarily responsible for its operation.
Between June and August 2025, technical events were recorded in the intake structure, including the sequential failure of four drains, which led to the recommendation for a controlled reservoir drawdown beginning on August 15. On August 29, a temporary suspension of the drawdown was recommended, and since then the reservoir has been maintained upstream at elevations between 266.10 and 267.10 meters.
Working alongside specialized geotechnical and geophysical diagnostic firms, the Company identified potential voids within the structure, which were addressed through grouting with colloidal mortar to halt internal erosion. This phase was completed in November 2025.
Following this intervention, the Company initiated additional tests and monitoring to assess the adequacy and effectiveness of the corrective measures. The results were satisfactory and allowed the safety classification of the dam to be reclassified from “alert” to “attention.”

In February 2026, the Company began the gradual and controlled refilling of the reservoir, in accordance with applicable safety guidelines and with a focus on protecting people and the environment. The refilling process was concluded in March 2026, when the reservoir level returned to elevation 272 meters which corresponds to the level observed prior to the commencement of the intervention works. Continuous monitoring activities and complementary technical studies remain in progress, with the objective of restoring the facility to a “normal” safety level.
16.2 - Changes in Investments

Equity interests and other investments	Shares (%)	12/31/2024	Capital reduction/ increase and others	Transfer held for sale	Other comprehensive results	Dividends and interest on equity	Equity equivalence	(Constitutions) Reversals of estimated losses	12/31/2025
Jointly subsidiaries companies
Norte Energia S.A. - NESA	49.98	4,786,242	—	—	—	—	(767,162)	7,262	4,026,342
Jirau Energia S.A.	40.00	3,668,709	(300,000)	—	—	—	155,417	-	3,524,126
Belo Monte Transmissora de Energia S.A. - BMTE	49.00	2,336,212	—	—	—	(141,726)	232,356	-	2,426,842
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	2,146,398	—	—	(43)	(176,106)	233,683	-	2,203,932
Companhia Energética Sinop S.A. - SINOP	49.00	617,373	—	—	—	—	6,331	34,247	657,951
Empresa de Energia São Manoel S.A.	33.33	498,366	—	—	—	-	(4,198)	81,828	575,996
Tijoá Participações e Investimentos S.A.	49.90	38,885	—	—	—	(43,073)	46,340	-	42,152
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	49.00	561,301	—	—	—	(48,533)	67,154	-	579,922
Transnorte Energia S.A.¹	64.61	378,379	590,280	—	—	—	590,891	-	1,559,550
Sistema de Transmissão Nordeste S.A. - STN	49.00	283,121	—	—	—	(13,660)	18,745	-	288,206
Paranaíba Transmissora de Energia S.A.	24.50	268,624	—	—	—	(16,227)	29,211	-	281,608
Enerpeixe S.A.	40.00	254,081	—	—	—	—	(13,716)	-	240,365
Chapecoense Geração S.A.	40.00	268,702	—	—	—	(199,317)	211,119	-	280,504
MGE Transmissão S.A.	49.00	211,812	—	—	—	(14,494)	26,739	-	224,057
Goiás Transmissão S.A.	49.00	181,969	—	—	—	(15,948)	18,924	-	184,945
Rouar S.A.	50.00	154,286	—	—	(19,859)	(6,109)	13,559	-	141,877
Vamcruz I Participações S.A	49.00	134,817	—	—	—	(918)	3,865	-	137,764
Transenergia Renovável S.A.	49.00	107,180	—	—	—	(17,551)	9,056	-	98,685
Others	49.00	135,539	(42,585)	—	—	(7,553)	75,735	-	161,136
		17,031,996	247,695	—	(19,902)	(701,215)	954,049	123,337	17,635,960

Associates
Eletronuclear²	67.95	7,908,603	—	(7,824,762)	—	—	(83,841)	—	—
ISA Energia	21.63	3,724,184	—	—	(16,496)	(203,322)	489,655	—	3,994,021
Others	33.41% to 40.07%	2,062,622	—	(501,008)	41,562	(280,505)	370,163	—	1,692,834
		13,695,409	—	(8,325,770)	25,066	(483,827)	775,977	—	5,686,855

		30,727,405	247,695	(8,325,770)	5,164	(1,185,042)	1,730,026	123,337	23,322,816
______________________________________________________________________________
[1]The shareholders’ agreement establishes that control is achieved when the shareholding percentage exceeds two‑thirds, i.e., 66.66%.
[2]The 67.95% shareholding interest in Eletronuclear—comprising 35.90% of common shares and 99.99% of preferred shares—was reclassified during the period to assets held for sale. For further information, see Note 39.
[3]The shareholding interest in EMAE was reclassified to assets held for sale. For further information, see Note 39.

Equity interests and other investments	Shares %	12/31/2023	Capital reduction/increase and others	Transfer held for sale	Other comprehensive results	Dividends and interest on equity	Equity equivalence	(Constitutions) Reversals of estimated losses	12/31/2024
Jointly subsidiaries companies
Norte Energia S.A. - NESA	49.98	5,292,261	—	—	—	—	(835,909)	329,890	4,786,242
Jirau Energia S.A.	40.00	3,581,236	—	—	—	—	87,473	—	3,668,709
Belo Monte Transmissora de Energia S.A. - BMTE	49.00	2,151,544	—	—	—	(107,223)	291,891	—	2,336,212
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	1,961,829	—	—	—	(49,696)	234,265	—	2,146,398
Mata de Santa Genebra Transmissão S.A.	49.90	733,745	—	(692,276)	—	(89,807)	48,338	—	—
Companhia Energética Sinop S.A. - SINOP	49.00	639,077	—	—	—	(5,915)	24,934	(40,723)	617,373
Empresa de Energia São Manoel S.A.	33.33	579,508	—	—	—	—	687	(81,829)	498,366
Tijoá Participações e Investimentos S.A.	49.90	29,903	—	—	—	(33,709)	42,691	—	38,885
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	49.00	543,270	—	—	—	(47,444)	65,475	—	561,301
Transnorte Energia S.A.¹	50.38	230,070	—	—	—	—	148,309	—	378,379
Sistema de Transmissão Nordeste S.A. - STN	49.00	264,072	—	—	—	(37,416)	56,465	—	283,121
Paranaíba Transmissora de Energia S.A.	24.50	249,010	—	—	—	(8,301)	27,915	—	268,624
Enerpeixe S.A.	40.00	263,636	—	—	—	—	(9,555)	—	254,081
Chapecoense Geração S.A.	40.00	215,378	—	—	—	(140,813)	194,137	—	268,702
MGE Transmissão S.A.	49.00	203,715	—	—	—	(15,383)	23,480	—	211,812
Goiás Transmissão S.A.	49.00	191,575	—	—	—	(24,498)	14,892	—	181,969
Rouar S.A.	50.00	123,443	—	—	36,139	(11,598)	6,302	—	154,286
Serra do Facão Energia	54.01	—	(54,013)	—	—	—	54,013	—	—
Vamcruz I Participações S.A	49.00	131,599	—	—	—	(486)	3,704	—	134,817
Transenergia Renovável S.A.	49.00	101,563	—	—	—	(1,681)	7,298	—	107,180
Others	49.00 to 54.01	148,084	(45,644)	(25,645)	—	(7,089)	65,833	—	135,539
		17,634,518	(45,644)	(717,921)	36,139	(581,059)	498,625	207,338	17,031,996
Associates
Eletronuclear²	67.95	7,213,354	—	—	133,068	—	562,181	—	7,908,603
ISA Energia	21.63	5,368,079	(1,511)	(2,279,664)	87,874	(325,103)	874,509	—	3,724,184
Others	33.41 to 40.44	1,884,351	5,030	—	3,650	(315,515)	485,106	—	2,062,622
		14,465,784	3,519	(2,279,664)	224,592	(640,618)	1,921,796	—	13,695,409

		32,100,302	(42,125)	(2,997,585)	260,731	(1,221,677)	2,420,421	207,338	30,727,405
16.3 - Estimated losses on investments
When objective evidence is identified of losses in investments in associates, the Company makes an assessment of the recoverable value of those investments on the basis of the discounted cash flow (value in use) or its fair value net of sales expenses, using the greater of the two.
The assumptions used are the Company’s Management’s best estimate of future trends in the electricity sector and are based both on external sources of information and on historical data from the SPEs. The main premises are described below:
•Growth compatible with historical data and growth prospects for the Brazilian economy;
•Discount rate per year (after taxes*) specific to each SPE, respecting the capital structure and cost of debt of each one, using the WACC, using the same parameters, except for the capital structure and cost of debt, used to calculate the discount rates for corporate assets. For more information, see note 20;
•Revenues projected in accordance with the contracts, with no provision for extending the concession / authorization; and
•Expenses considering the Business Plan of each investee and the historical values realized.

	12/31/2025	12/31/2024
Norte Energia S.A.	—	7,262
Companhia Energética Sinop S.A. - SINOP	6,477	40,723
Empresa de Energia São Manoel	—	81,829
	6,477	129,814
16.4 - Measured at fair value

	Shares %	Fair value
	12/31/2025	12/31/2025	12/31/2024
Centrais Elétricas de Santa Catarina S.A - CELESC	10.75	520,408	333,818
Energisa Holding	0.11	244,410	171,873
Equatorial Energia Pará	0.99	132,076	125,704
Companhia Energética do Ceará - COELCE	6.33	157,394	120,320
Cia Estadual de Distribuição de Energia Elétrica - CEEE	4.62	28,326	44,661
Companhia Energética de Brasília - CEB	2.11	41,064	24,350
Rio Paranapanema Energia	0.47	14,129	13,136
Taesa	0.19	27,760	21,688
Auren Energia S.A.	0.04	5,186	4,605
Others	Between 0.01 to 0.29	4,786	1,079
		1,175,539	861,234
16.5 - Summary of information on the main jointly controlled undertakings and affiliates

	12/31/2025
	Participation %	Current assets	Non-current assets	Total assets	Current liabilities	Non-Current liabilities	Net worth	Total liabilities	Net operating revenue	Profit / (Net loss)
Jointly subsidiaries companies
Norte Energia S.A. - NESA	49.98	2,564,063	38,497,696	41,061,759	2,647,812	30,365,532	8,048,415	41,061,759	6,275,455	(1,543,674)
Jirau Energia S.A.	40.00	1,535,893	17,134,455	18,670,348	1,236,790	8,623,245	8,810,313	18,670,348	3,625,536	(388,540)
Belo Monte Transmissora - BMTE	49.00	1,270,186	8,568,229	9,838,415	724,772	4,160,904	4,952,739	9,838,415	1,083,302	459,950
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	888,487	6,336,631	7,225,118	447,305	2,279,994	4,497,819	7,225,118	768,933	476,992
Transnorte Energia S.A.	64.61	782,636	6,551,413	7,334,049	1,702,767	3,217,490	2,413,792	7,334,049	3,208,408	892,055
Associates
ISA Energia	21.63	7,087,439	40,113,933	47,201,372	1,886,771	23,877,590	21,437,011	47,201,372	9,411,153	2,511,015

	12/31/2025
	Cash and cash equivalents	Current financial liabilities*	Non-current financial liabilities*	Depreciation and amortization	Interest income	Interest expense	Income tax expense
Jointly subsidiaries companies
Norte Energia S.A. - NESA	847,695	1,278,988	27,008,042	(1,889,873)	339,038	(2,981,496)	9,178
Jirau Energia S.A.	919,023	890,672	8,317,741	(819,137)	246,147	(1,053,827)	(79,583)
Belo Monte Transmissora - BMTE	68,950	707,142	4,143,081	(1,553,901)	54,142	(308,944)	(230,754)
Interligação Elétrica do Madeira S.A. - IE Madeira	75	419,229	2,183,511	(1,331)	45,211	(103,426)	(107,793)
Transnorte Energia S.A.	1,510	1,604,673	3,110,874	(78,835)	18,132	(108,944)	(458,980)

	12/31/2024
	Participation %	Current assets	Non-current assets	Total assets	Current liabilities	Non-Current liabilities	Net worth	Total liabilities	Net operating revenue	Profit / (Net loss)
Jointly subsidiaries companies
Norte Energia S.A. - NESA	49.98	2,322,930	40,441,466	42,764,396	2,539,955	30,637,340	9,587,101	42,764,396	6,249,120	(1,675,978)
Jirau Energia S.A.	40.00	1,890,657	17,564,198	19,454,855	1,141,624	9,141,462	9,171,769	19,454,855	3,582,148	218,681
Belo Monte Transmissora - BMTE	49.00	1,278,940	8,374,140	9,653,080	660,683	4,224,616	4,767,781	9,653,080	1,159,427	500,304
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	1,228,448	6,352,671	7,581,119	760,573	2,440,143	4,380,403	7,581,119	747,614	478,090
Associates
ISA Energia	21.63	6,942,987	35,058,267	42,001,254	3,058,587	19,228,086	19,714,581	42,001,254	6,417,562	3,498,416
Eletronuclear	67.95	3,817,658	20,768,853	24,586,511	3,008,197	9,939,459	11,638,855	24,586,511	4,230,830	544,787

	12/31/2024
	Cash and cash equivalents	Current financial liabilities*	Non-current financial liabilities*	Depreciation and amortization	Interest income	Interest expense	Income tax expense
Jointly subsidiaries companies
Norte Energia S.A. - NESA	796,696	1,156,815	27,456,029	(1,767,877)	165,471	(2,531,993)	(258,683)
Jirau Energia S.A.	655,182	828,573	8,863,128	(729,033)	155,489	(946,475)	(117,962)
Belo Monte Transmissora - BMTE	43,100	427,470	4,427,363	(1,257,382)	46,015	(298,584)	(251,698)
Interligação Elétrica do Madeira S.A. - IE Madeira	41	748,397	2,337,740	(964)	48,829	(119,370)	(121,806)

16.6 - Market value of affiliates listed on the stock exchange

	% shareholding of capital stock			Fair value
Corporate participations	ON	PN	Total	12/31/2025	12/31/2024
ISA Energia	9.73	29.28	21.63	4,086,824	3,581,661
Equatorial Maranhão Distribuidora de Energia S.A.	33.34	37.29	33.41	1,708,332	1,270,047
Empresa Metropolitana de Águas e Energia S.A. - EMAE[1]	—	—	—	—	627,521
______________________________________________________________________________
[1]The shareholding interest in EMAE was reclassified to assets held for sale. For further information, see Note 39.
16.7 – Shares in guarantee
Since the Company has several lawsuits within the scope of the Judiciary, where it appears as a defendant, equity interests are offered as a guarantee, in the resources of these lawsuits, as follows:

12/31/2025				12/31/2024
Participations corporate	Value of investment	Restricted percentage (%)	Restricted Investment	Restricted Investment
ISA Energia	3,994,021	14.40	575,162	1,023,239
Centrais Elétricas de Santa Catarina S.A - CELESC	520,408	3.84	19,991	45,931
Energisa Holding	244,410	28.35	69,309	147,073
Companhia Energética do Ceará - COELCE	157,394	4.69	7,386	7,297
Auren Energia	5,186	100.00	5,186	958
Companhia Energética de Brasília - CEB	41,063	59.68	24,507	14,710
Companhia Estadual de Distribuição de Energia Elétrica – CEEED	28,326	32.18	9,116	14,251
Alagar Telecon	1,756	100.00	1,756	—
Investico	1,650	100.00	1,650	—
Others	1,479,893	0.07 a 0.20	1,135	298,546
	6,474,107		715,198	1,552,005

Accounting Policy
In the consolidated financial statements, the Company measures its investments in subsidiaries, jointly controlled entities and associates using the equity method (see Note 4.5), and other equity investments at fair value. The fair value considered for these equity interests corresponds to the current quoted price of the shares traded on the stock exchange.
Under the equity method, the investor’s share of the investee’s profit or loss for the period is recognized in the investor’s profit or loss as equity results.
Changes in the value of equity investments measured at fair value, arising from changes in share prices, are recognized directly in equity as other comprehensive income. Dividends received by the Company from these investees are recognized in profit or loss.
In the consolidated balance sheet, the assets and liabilities of the Company’s subsidiaries are presented, by nature, within the respective asset and liability captions and therefore do not form part of a consolidated balance of investments (see Note 4.5).
The Company accounts for transactions with non‑controlling interests as equity transactions with owners of the Company. For acquisitions of non‑controlling interests, the difference between any consideration paid and the acquired portion of the carrying amount of the subsidiary’s net assets is recognized directly in equity. Gains or losses arising from disposals of interests to non‑controlling interests are also recognized directly in equity, under “Other comprehensive income”.
Estimates and critical judgements
Losses from investments
For the purposes of impairment testing of its investments, except for those quoted in active markets, the Company determines the recoverable amount as the present value of estimated future cash flows, discounted using a rate that reflects current market assessments and/or the Company’s cost of opportunity, the time value of money, and the risks specific to the asset.
Combination of businesses
In the measurement process of a business combination, the Company applies assumptions and valuation techniques that involve the exercise of Management judgment, based on its business and management model and on the individual characteristics of the elements being evaluated, resulting in the measurement of the fair values of the assets acquired and the liabilities assumed.